Cover	Dec. 20, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2023
Entity File Number	001-39266
Entity Registrant Name	Harbor Custom Development, Inc.
Entity Central Index Key	0001784567
Entity Tax Identification Number	46-4827436
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1201 Pacific Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402
City Area Code	253
Local Phone Number	649-0636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	HCDI*
Security Exchange Name	NASDAQ
8% Series A Cumulative Convertible Preferred Stock
Title of 12(b) Security	8% Series A Cumulative Convertible Preferred Stock
Trading Symbol	HCDIP*
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	HCDIW*
Security Exchange Name	NASDAQ
Warrantsone [Member]
Title of 12(b) Security	Warrants
Trading Symbol	HCDIZ*
Security Exchange Name	NASDAQ